Equity Accounted Investees - Activity (Detail) € / shares in Units, € in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 18, 2017 € / shares shares	Apr. 30, 2010	Sep. 30, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution								$ 3,348			$ 168	$ 3,348
Ownership Percentage, Associate					14.80%	14.80%	14.80%	14.80%
Impairment loss						$ 5,451		$ 1,018		$ 432
Estrella Azul [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Proportion of ownership interest sold				100.00%
Portion of investment sold				100.00%
Promotora Mexicana de Embotelladores, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								1
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments						1,463
Proportion of ownership interest sold	100.00%
Financial asset recognized on sale												8
Capital contribution												1,302
Portion of investment sold	100.00%
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member] | Other Expense [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments								948
Leao Alimentos y Bebidas LTDA
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments						1,038
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received						$ 16
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution								$ 111
Ownership Percentage, Associate					36.40%	36.40%	36.40%	36.40%
Heineken Group
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Proportion of ownership interest sold		5.20%
Dividends received						$ 2,322		$ 3,031		2,872
Ownership Percentage, Associate			20.00%		14.76%	14.76%	14.76%	14.76%
Portion of investment sold		5.20%
Equity income recognized from ownership interest, net of tax						$ (434)		$ 6,428		6,478
Share of net income exclusive of amortisation adjustments					€ (30)	$ (842)	€ 319	6,885	€ 281	$ 6,320
Heineken NV
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		22,485,000
Share price | € / shares		€ 84.50
Heineken Holding N.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Number of shares sold | shares		7,700,000
Share price | € / shares		€ 78.00
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution								$ 204				$ 23
Ownership Percentage, Associate					28.80%	28.80%	28.80%	28.80%